Summary of Significant Accounting Policies (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
A detail of net revenues and expenses between us and FIS that were included in our results of operations for the periods presented is as follows:

Three months ended March 31, 2013
(In millions)
Corporate services and cost-sharing revenue	$1
Data processing expense	(8)
Net expense	$(7)

Related Party Transactions

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Corporate services and cost-sharing revenue	$7	$5	$5
Data processing expense	(34)	(32)	(36)
Net expense	$(27)	$(27)	$(31)